Quarterly Report
August 31, 2023
MFS®  Growth Fund
MEG-Q3

Portfolio of Investments
8/31/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.5%
Aerospace & Defense – 0.6%
Howmet Aerospace, Inc.	4,761,773	$235,564,910
Apparel Manufacturers – 1.1%
LVMH Moet Hennessy Louis Vuitton SE	529,283	$448,926,500
Brokerage & Asset Managers – 0.4%
CME Group, Inc.	791,042	$160,328,393
Business Services – 4.7%
CoStar Group, Inc. (a)	5,550,306	$455,069,589
MSCI, Inc.	1,175,548	639,051,404
Verisk Analytics, Inc., “A”	3,037,373	735,712,488
		$1,829,833,481
Computer Software – 18.2%
Adobe Systems, Inc. (a)	349,657	$195,577,146
Autodesk, Inc. (a)	516,793	114,697,038
Cadence Design Systems, Inc. (a)	2,630,967	632,589,705
Datadog, Inc., “A” (a)	352,234	33,983,536
Intuit, Inc.	855,211	463,361,872
Microsoft Corp.	15,841,798	5,192,307,713
Synopsys, Inc. (a)	1,101,850	505,627,947
		$7,138,144,957
Computer Software - Systems – 7.8%
Apple, Inc.	12,552,422	$2,358,223,521
Arista Networks, Inc. (a)	748,791	146,186,467
ServiceNow, Inc. (a)	963,675	567,440,750
		$3,071,850,738
Construction – 2.8%
Martin Marietta Materials, Inc.	331,988	$148,202,763
Sherwin-Williams Co.	885,396	240,579,801
Vulcan Materials Co.	3,319,495	724,479,784
		$1,113,262,348
Consumer Products – 0.9%
Colgate-Palmolive Co.	1,672,200	$122,856,534
Estee Lauder Cos., Inc., “A”	1,357,522	217,923,007
		$340,779,541
Electrical Equipment – 3.5%
AMETEK, Inc.	3,047,271	$486,070,197
Amphenol Corp., “A”	3,482,893	307,818,083
Johnson Controls International PLC	4,799,577	283,463,018
Rockwell Automation, Inc.	920,052	287,129,828
		$1,364,481,126
Electronics – 10.8%
Advanced Micro Devices (a)	1,432,226	$151,414,933
Applied Materials, Inc.	2,186,882	334,068,094
ASML Holding N.V., ADR	811,804	536,220,896
KLA Corp.	472,480	237,123,538
Lam Research Corp.	632,008	443,922,419
Marvell Technology, Inc.	1,556,086	90,642,010

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – continued
NVIDIA Corp.	4,922,982	$2,429,737,766
		$4,223,129,656
Energy - Independent – 0.7%
Hess Corp.	1,767,447	$273,070,562
Entertainment – 0.6%
Spotify Technology S.A. (a)	1,414,122	$217,732,364
Gaming & Lodging – 1.2%
Hilton Worldwide Holdings, Inc.	2,609,904	$387,962,229
Las Vegas Sands Corp.	1,772,094	97,217,077
		$485,179,306
Health Maintenance Organizations – 0.4%
UnitedHealth Group, Inc.	314,407	$149,840,088
Insurance – 1.3%
Aon PLC	780,008	$260,046,867
Arthur J. Gallagher & Co.	1,119,111	257,932,703
		$517,979,570
Internet – 12.3%
Alphabet, Inc., “A” (a)	18,586,120	$2,530,871,961
Alphabet, Inc., “C” (a)	4,976,320	683,497,552
Gartner, Inc. (a)	778,809	272,333,931
Meta Platforms, Inc., “A” (a)	4,555,961	1,348,063,300
		$4,834,766,744
Leisure & Toys – 0.5%
Take-Two Interactive Software, Inc. (a)	1,286,955	$183,005,001
Machinery & Tools – 1.7%
Caterpillar, Inc.	382,397	$107,503,269
Eaton Corp. PLC	2,442,554	562,691,165
		$670,194,434
Medical & Health Technology & Services – 0.6%
ICON PLC (a)	515,477	$133,993,092
Veeva Systems, Inc. (a)	499,249	104,193,266
		$238,186,358
Medical Equipment – 4.7%
Agilent Technologies, Inc.	381,587	$46,198,738
Becton, Dickinson and Co.	1,501,407	419,568,186
Boston Scientific Corp. (a)	14,063,880	758,605,687
STERIS PLC	718,253	164,903,707
Thermo Fisher Scientific, Inc.	845,881	471,240,305
		$1,860,516,623
Other Banks & Diversified Financials – 7.3%
American Express Co.	410,915	$64,920,461
Mastercard, Inc., “A”	3,737,299	1,542,159,059
Visa, Inc., “A”	5,194,286	1,276,132,185
		$2,883,211,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 5.5%
Argenx SE, ADR (a)	221,139	$111,120,136
Eli Lilly & Co.	1,551,917	860,072,401
Novo Nordisk A/S, ADR	289,302	53,700,237
Regeneron Pharmaceuticals, Inc. (a)	167,753	138,646,177
Vertex Pharmaceuticals, Inc. (a)	1,828,767	637,032,697
Zoetis, Inc.	1,835,443	349,670,246
		$2,150,241,894
Railroad & Shipping – 0.8%
Canadian Pacific Kansas City Ltd.	3,791,575	$300,975,223
Restaurants – 0.4%
Chipotle Mexican Grill, Inc., “A” (a)	86,336	$166,338,391
Specialty Chemicals – 2.4%
Air Products & Chemicals, Inc.	1,258,725	$371,940,650
Linde PLC	1,495,101	578,663,891
		$950,604,541
Specialty Stores – 7.3%
Amazon.com, Inc. (a)	17,653,341	$2,436,337,591
Lululemon Athletica, Inc. (a)	368,327	140,428,352
O'Reilly Automotive, Inc. (a)	314,888	295,900,254
		$2,872,666,197
Total Common Stocks		$38,680,810,651
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 5.3% (v)	572,412,165	$572,469,407

Other Assets, Less Liabilities – 0.0%		12,737,177
Net Assets – 100.0%		$39,266,017,235
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $572,469,407 and $38,680,810,651, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of August 31, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$38,680,810,651	$—	$—	$38,680,810,651
Mutual Funds	572,469,407	—	—	572,469,407
Total	$39,253,280,058	$—	$—	$39,253,280,058
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,160,220,588	$2,440,226,412	$3,028,014,045	$(14,802)	$51,254	$572,469,407
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$23,608,866	$—